Supplement dated November 18, 2022
to the Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus
Columbia Funds Series Trust I
Multi-Manager Growth Strategies Fund	8/1/2022
Effective immediately, the information under the heading “Fund Management” in the “Summary of the Fund” section of the Fund's prospectus for J.P. Morgan Investment Management Inc., is hereby superseded and replaced with the following:
Subadviser: J.P. Morgan Investment Management Inc. (JPMIM)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Giri Devulapally, CFA	Managing Director of JPMIM	Lead Portfolio Manager	October 2022
Holly Fleiss	Managing Director of JPMIM	Portfolio Manager	October 2022
Larry Lee	Managing Director of JPMIM	Portfolio Manager	October 2022
Robert Maloney, CFA	Executive Director of JPMIM	Portfolio Manager	November 2022
Joseph Wilson	Managing Director of JPMIM	Portfolio Manager	October 2022
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the heading “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus for J.P. Morgan Investment Management Inc., is hereby superseded and replaced with the following:
Subadviser: J.P. Morgan Investment Management Inc. (JPMIM)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Giri Devulapally, CFA	Managing Director of JPMIM	Lead Portfolio Manager	October 2022
Holly Fleiss	Managing Director of JPMIM	Portfolio Manager	October 2022
Larry Lee	Managing Director of JPMIM	Portfolio Manager	October 2022
Robert Maloney, CFA	Executive Director of JPMIM	Portfolio Manager	November 2022
Joseph Wilson	Managing Director of JPMIM	Portfolio Manager	October 2022
Mr. Devulapally joined JPMIM in 2003. Mr. Devulapally began his investment career in 1992 and earned a B.S. in Electrical Engineering from the University of Illinois and an M.B.A. in Finance from the University of Chicago.
Ms. Fleiss joined JPMIM in 2012. Ms. Fleiss began her investment career in 2004 and earned a B.A. and M.A. in Psychological and Brain Sciences from the John Hopkins University.
Mr. Lee joined JPMIM in 2006. Mr. Lee began his investment career in 1993 and earned a B.A. in Economics from Stanford University and an M.B.A. from the University of Chicago.
Mr. Maloney joined JPMIM in 2013. Mr. Maloney began his investment career in 2000 and earned a B.A. in International Politics from the Georgetown University School of Foreign Service.
Mr. Wilson joined JPMIM in 2014. Mr. Wilson began his investment career in 2005 and earned a B.A. in Finance from the University of St. Thomas and an M.B.A. from the University of St. Thomas Opus College of Business.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP117_03_009_(11/22)